Financial instruments (Details 10) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 2,708,856	$ 2,930,246
2019
Disclosure of detailed information about financial instruments [line items]
Nominal value	228,850
2020
Disclosure of detailed information about financial instruments [line items]
Nominal value	266,187
2021
Disclosure of detailed information about financial instruments [line items]
Nominal value	302,816
2022
Disclosure of detailed information about financial instruments [line items]
Nominal value	252,723
2023
Disclosure of detailed information about financial instruments [line items]
Nominal value	332,458
2024
Disclosure of detailed information about financial instruments [line items]
Nominal value	358,873
2025
Disclosure of detailed information about financial instruments [line items]
Nominal value	357,221
2026
Disclosure of detailed information about financial instruments [line items]
Nominal value	308,650
2027
Disclosure of detailed information about financial instruments [line items]
Nominal value	150,419
2028
Disclosure of detailed information about financial instruments [line items]
Nominal value	124,347
2029
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 26,312